Commitments and contingencies - Open tax procedures - lV (Details) - Year 2009 [Member] - SUNAT.	Jan. 31, 2021 PEN (S/)	Jan. 31, 2021 USD ($)	Dec. 14, 2020 PEN (S/)	Dec. 14, 2020 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax debt			S/ 202,614,000	$ 54,569,000
Collection of debt forced amount	S/ 19,171,000	$ 5,174,000